Financial instruments - Disclosure of financial assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 17,147	$ 2,145
Financial liabilities	104	1,373
Measured at fair value | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		1,373
Financial liabilities, at fair value		1,373
Measured at fair value | Bunker derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	104
Financial liabilities, at fair value	104
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	104	1,373
Measured at fair value | Hedging instruments | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		1,373
Measured at fair value | Hedging instruments | Bunker derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	104
Measured at fair value | Level 1 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		0
Measured at fair value | Level 1 | Bunker derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Level 2 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		1,373
Measured at fair value | Level 2 | Bunker derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	104
Measured at fair value | Level 3 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		0
Measured at fair value | Level 3 | Bunker derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	16,665	2,145
Financial assets, at fair value	16,665	2,145
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	16,665	2,145
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Forward currency swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	106
Financial assets, at fair value	106
Measured at fair value | Forward currency swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Forward currency swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	106
Measured at fair value | Forward currency swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Bunker derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial assets	376
Financial assets, at fair value	376
Measured at fair value | Bunker derivatives | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Bunker derivatives | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	376
Measured at fair value | Bunker derivatives | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	17,147	2,145
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	16,665	2,145
Measured at fair value | Hedging instruments | Forward currency swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	106
Measured at fair value | Hedging instruments | Bunker derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial assets	376
Not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	527,729	298,338
Financial liabilities	5,764,435	2,672,955
Not measured at fair value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	3,929,953	1,622,703
Financial liabilities, at fair value	3,907,605	1,648,136
Not measured at fair value | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	83,011	30,103
Financial liabilities, at fair value	83,011	30,103
Not measured at fair value | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	202,950	202,620
Financial liabilities, at fair value	202,709	202,225
Not measured at fair value | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,306,112	763,085
Financial liabilities, at fair value	1,318,208	771,798
Not measured at fair value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	119,696	3,744
Financial liabilities, at fair value	119,652	3,383
Not measured at fair value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	122,713	50,700
Financial liabilities, at fair value	0	0
Not measured at fair value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,764,435	2,672,955
Not measured at fair value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	3,929,953	1,622,703
Not measured at fair value | Other financial liabilities | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	83,011	30,103
Not measured at fair value | Other financial liabilities | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	202,950	202,620
Not measured at fair value | Other financial liabilities | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,306,112	763,085
Not measured at fair value | Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	119,696	3,744
Not measured at fair value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	122,713	50,700
Not measured at fair value | Level 1 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	202,709	202,225
Not measured at fair value | Level 1 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 2 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	3,907,605	1,648,136
Not measured at fair value | Level 2 | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	83,011	30,103
Not measured at fair value | Level 2 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 2 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	1,318,208	771,798
Not measured at fair value | Level 2 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	119,652	3,383
Not measured at fair value | Level 2 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	80,316	73,797
Financial assets, at fair value	80,316	73,797
Not measured at fair value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	80,316	73,797
Not measured at fair value | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	330	1,263
Financial assets, at fair value	245	958
Not measured at fair value | Lease receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Lease receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	245	958
Not measured at fair value | Lease receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	292,035	184,409
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	155,048	38,869
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Financial assets at amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	527,729	298,338
Not measured at fair value | Financial assets at amortized cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	80,316	73,797
Not measured at fair value | Financial assets at amortized cost | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	330	1,263
Not measured at fair value | Financial assets at amortized cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	292,035	184,409
Not measured at fair value | Financial assets at amortized cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 155,048	$ 38,869